Other Comprehensive Income/(Loss) Other Comprehensive Income/(Loss) (AOCI Reclassification) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		11 Months Ended		12 Months Ended			8 Months Ended
	Jun. 07, 2013		Dec. 29, 2013		Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 23, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Provision for income taxes	$ 61,097		$ (231,623)		$ 241,598	$ 244,966	$ 370,817
Loss from continuing operations	(192,697)		(71,718)		1,027,333	939,908	1,005,948
Successor [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			0
Other comprehensive (loss)/income before reclassifications			353,392
Net change in fair value of net investment hedges			(117,694)
Amounts reclassified from accumulated other comprehensive loss			(2,688)
Net current-period other comprehensive loss			233,010
Balance at beginning of period			233,010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Provision for income taxes			(231,623)
Loss from continuing operations			(71,718)
Successor [Member] | Accumulated Translation Adjustment [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			0
Other comprehensive (loss)/income before reclassifications			140,242
Net change in fair value of net investment hedges			(117,694)
Amounts reclassified from accumulated other comprehensive loss			0
Net current-period other comprehensive loss			22,548
Balance at beginning of period			22,548
Successor [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			0
Other comprehensive (loss)/income before reclassifications			102,464
Net change in fair value of net investment hedges			0
Amounts reclassified from accumulated other comprehensive loss			0
Net current-period other comprehensive loss			102,464
Balance at beginning of period			102,464
Successor [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			0
Other comprehensive (loss)/income before reclassifications			110,686
Net change in fair value of net investment hedges			0
Amounts reclassified from accumulated other comprehensive loss			(2,688)
Net current-period other comprehensive loss			107,998
Balance at beginning of period			107,998
Predecessor [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	(1,174,538)				(844,728)	(299,564)		(844,728)
Other comprehensive (loss)/income before reclassifications	(94,879)				(414,288)	(587,889)
Amounts reclassified from accumulated other comprehensive loss	13,842				84,478	42,725
Net current-period other comprehensive loss	(81,037)				(329,810)	(545,164)
Balance at beginning of period	(1,255,575)				(1,174,538)	(844,728)	(299,564)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Provision for income taxes	61,097				241,598	244,966	370,817	142,528
Loss from continuing operations	(192,697)				1,027,333	939,908	1,005,948
Predecessor [Member] | Accumulated Translation Adjustment [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	(236,412)				(23,154)	337,073		(23,154)
Other comprehensive (loss)/income before reclassifications	(93,780)				(213,258)	(360,227)
Amounts reclassified from accumulated other comprehensive loss	0				0	0
Net current-period other comprehensive loss	(93,780)				(213,258)	(360,227)
Balance at beginning of period	(330,192)				(236,412)	(23,154)
Predecessor [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	(962,653)				(828,192)	(626,938)		(828,192)
Other comprehensive (loss)/income before reclassifications	0				(189,294)	(258,067)
Amounts reclassified from accumulated other comprehensive loss	7,291				54,833	56,813
Net current-period other comprehensive loss	7,291				(134,461)	(201,254)
Balance at beginning of period	(955,362)				(962,653)	(828,192)
Predecessor [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	24,527				6,618	(9,699)		6,618
Other comprehensive (loss)/income before reclassifications	(1,099)				(11,736)	30,405
Amounts reclassified from accumulated other comprehensive loss	6,551				29,645	(14,088)
Net current-period other comprehensive loss	5,452				17,909	16,317
Balance at beginning of period	29,979				24,527	6,618
Foreign Exchange Contract [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations						21,691	15,832
Foreign Exchange Contract [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations			4,193
Foreign Exchange Contract [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations	1,007				20,207
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations						(146)	0
Interest Rate Contract [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations			0
Interest Rate Contract [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations	(20)				(236)
Cross Currency Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations						2,935	20,160
Cross Currency Interest Rate Contract [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations			0
Cross Currency Interest Rate Contract [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Loss from continuing operations	(10,359)				(75,524)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			2,688
Actuarial gains/(losses)			0	[1]
Prior service credit/(cost)			0	[1]
Loss from continuing operations before income tax			0
Provision for income taxes			0
Loss from continuing operations			0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	(6,551)
Actuarial gains/(losses)	(10,681)	[1]
Prior service credit/(cost)	432	[1]
Loss from continuing operations before income tax	(10,249)
Provision for income taxes	2,958
Loss from continuing operations	(7,291)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss From Continuing Operations Before Income Tax [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			4,193
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss From Continuing Operations Before Income Tax [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	(9,373)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Provision for Income Tax [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			(1,505)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Provision for Income Tax [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	2,822
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Sales [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			(1,020)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Sales [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	990
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Cost of Sales [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			2,874
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Cost of Sales [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	1,814
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Other Income [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			2,387
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Other Income [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	(1,859)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Selling, General and Administrative Expenses [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			(83)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Selling, General and Administrative Expenses [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Interest Expense [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Interest Expense [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	61
Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member] | Interest Expense [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			35
Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member] | Interest Expense [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	(20)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	(9,821)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Other Expense [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings			0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Other Expense [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings	$ (538)

[1]	As these components are included in the computation of net periodic pension and post retirement benefit costs refer to Note 14 for further details.